Income Tax	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Income Tax

13.	Income Tax

A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

	December 31, 2025	December 31, 2024
Income (Loss) before income taxes	$(19,722,261)	$(11,445,652)
Statutory tax rate	27%	27%
Expected tax expense (recovery)	(5,325,010)	(3,090,326)
Non-deductible expenses and other	1,875,335	2,392,797
Impact of foreign exchange	40,701	(317,069)
Impact of foreign tax rate	517,427	361,612
Loss carryforwards removed on dissolution of subsidiary	1,114,893	-
Change in valuation allowance	1,776,654	652,986
	$—	$—

Significant components of the Company’s deferred tax assets as of December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
Deferred income tax assets:
Loss carryforwards removed on dissolution of subsidiary	(1,114,893)	-
Non-capital losses	$14,466,345	$12,393,800
Exploration and evaluation assets	5,820,101	5,068,587
Property and equipment	(4,366,698)	(4,603,539)
Share issuance costs	197,463	366,816
	$15,002,318	$13,225,664

Anfield Energy Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in Canadian Dollars)

13.	Income Tax (continued)

The tax pools relating to these deductible temporary difference expire as follows:

	Canadian non-capital losses	Canadian resource pools	United States tax losses	United States resource pools	Property and equipment	Share issue costs
2032	$583,364	$-	$-	$-	$-	$-
2033	717,523	-	-	-	-	-
2034	1,566,222	-	-	-	-	-
2035	1,049,578	-	-	-	-	-
2036	1,121,278	-	271,584	-	-	-
2037	2,591,686	-	-	-	-	-
2038	3,814,238	-	-	-	-	-
2039	1,495,165	-	-	-	-	-
2040	2,179,304	-	-	-	-	-
2041	2,525,063	-	-	-	-	-
2042	5,429,508	-	-	-	-	-
2043	3,582,932	-	-	-	-	-
2044	5,726,345	-	-	-	-	-
2025	6,637,294	-	-	-	-	-
No expiry	-	2,271,762	$13,138,828	57,732,041	540,479	731,344
	$39,019,500	$2,271,762	$13,410,412	$57,732,041	$540,479	$731,344